Schedule of salaries and social security payable (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current salaries and social security payable	$ 28	$ 23
Salaries And Social Security Contributions [Member]
IfrsStatementLineItems [Line Items]
Current salaries and social security payable	4	3
Provision For Vacations [Member]
IfrsStatementLineItems [Line Items]
Current salaries and social security payable	7	7
Provision For Gratifications And Annual Bonus For Efficiency [Member]
IfrsStatementLineItems [Line Items]
Current salaries and social security payable	$ 17	$ 13